Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Fair Values Determined by Level 3 Inputs [Abstract]
Convertible debt features	$ 12,189
Level 1 [Member]
Schedule of Fair Values Determined by Level 3 Inputs [Abstract]
Convertible debt features
Level 2 [Member]
Schedule of Fair Values Determined by Level 3 Inputs [Abstract]
Convertible debt features
Level 3 [Member]
Schedule of Fair Values Determined by Level 3 Inputs [Abstract]
Convertible debt features	$ 12,189		$ 1,842,000